GENERAL (Schedule of Assets and Liabilities Discontinued Operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
GENERAL [Abstract]
Trade receivables		$ 5,224
Prepaid expenses and other current assets	3,734	3,893
Other classes of assets		25
Total assets of discontinued operations	3,734	9,142
Accrued expenses and other liabilities	3,077	12,698
Other classes of liabilities		2,455
Total liabilities of discontinued operations	$ 3,077	$ 15,153